Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 981	Taxes	United States	snj:US-WV	Federal government	West Virginia	arch:ResourceCoalMember	arch:MetallurgicalSegmentMember	Underground Mining
#: 2
	829	Fees	United States	snj:US-WV	Federal government	West Virginia	arch:ResourceCoalMember	arch:MetallurgicalSegmentMember	Underground Mining
#: 3
	426	Taxes	United States	snj:US-WV	Federal government	West Virginia	arch:ResourceCoalMember	arch:MetallurgicalSegmentMember	Underground Mining
#: 4
	2,262	Taxes	United States	snj:US-CO	Federal government	Colorado	arch:ResourceCoalMember	arch:ThermalSegmentMember	Underground Mining
#: 5
	256	Fees	United States	snj:US-CO	Federal government	Colorado	arch:ResourceCoalMember	arch:ThermalSegmentMember	Underground Mining
#: 6
	44	Taxes	United States	snj:US-CO	Federal government	Colorado	arch:ResourceCoalMember	arch:ThermalSegmentMember	Underground Mining
#: 7
	31,984	Taxes	United States	snj:US-WY	Federal government	Wyoming	arch:ResourceCoalMember	arch:ThermalSegmentMember	Open Pit
#: 8
	14,157	Fees	United States	snj:US-WY	Federal government	Wyoming	arch:ResourceCoalMember	arch:ThermalSegmentMember	Open Pit
#: 9
	850	Taxes	United States		Federal government	Entity level	arch:ResourceCoalMember	arch:CorporateAndOtherSegmentMember	Underground Mining
#: 10
	$ 1,023	Taxes	United States		Federal government	Other Project		arch:CorporateAndOtherSegmentMember